Expense Example - Federated Hermes Strategic Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	559	790	1,039	1,752	743	997	1,226	2,019	291	591	1,016	2,201	312	549	705	1,438	89	278	482	1,073	80	249	433	966